Note 09 - Property, Plant and Equipment, Net (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property Plant And Equipment [Line Items]
Cost	$ 280,841	$ 188,941
Accumulated depreciation	(62,274)	(52,324)
Net	218,567	136,167
Buildings and improvements [Member]
Property Plant And Equipment [Line Items]
Cost	9,710	7,093
Accumulated depreciation	(2,062)	(1,982)
Net	7,648	5,111
Capitalized expenses [Member]
Property Plant And Equipment [Line Items]
Cost	58,146	47,958
Accumulated depreciation	(26,082)	(21,633)
Net	32,064	26,325
Equipment and other assets [Member]
Property Plant And Equipment [Line Items]
Cost	83,017	60,592
Accumulated depreciation	(32,664)	(27,637)
Net	50,353	32,955
Capital lease - platforms and vessels [Member]
Property Plant And Equipment [Line Items]
Cost	516	813
Accumulated depreciation	(45)	(63)
Net	471	750
Petroleum Production Rights - Assigment Agreement [Member]
Property Plant And Equipment [Line Items]
Cost	43,868	0
Accumulated depreciation	0	0
Net	43,868	0
Rights ad concessions [Member]
Property Plant And Equipment [Line Items]
Cost	4,835	3,172
Accumulated depreciation	(1,421)	(1,009)
Net	3,414	2,163
Land [Member]
Property Plant And Equipment [Line Items]
Cost	757	574
Net	757	574
Materials [Member]
Property Plant And Equipment [Line Items]
Cost	4,566	4,360
Net	4,566	4,360
Exploration and production [Member]
Property Plant And Equipment [Line Items]
Cost	33,491	27,664
Net	33,491	27,664
Refining, Transportation & Marketing [Member]
Property Plant And Equipment [Line Items]
Cost	33,062	22,683
Net	33,062	22,683
Gas & Power [Member]
Property Plant And Equipment [Line Items]
Cost	6,218	11,010
Net	6,218	11,010
Distribution [Member]
Property Plant And Equipment [Line Items]
Cost	328	285
Net	328	285
International [Member]
Property Plant And Equipment [Line Items]
Cost	158	680
Net	158	680
Corporate [Member]
Property Plant And Equipment [Line Items]
Cost	2,169	1,607
Net	$ 2,169	$ 1,607